Loans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Stage 2 performing loans measured at stage 1 would be lower than total recognized IFRS 9 ECL	$ 724	$ 1,110
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 926	847
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 284	248
Probability weighting percentage	100.00%
Modified Loans [member] | Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1	$ 500	461
Modified Loans [member] | Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Loans classified as stage 2 or 3, amortized cost	$ 1,422	$ 434